SIGNIFICANT ACCOUNTING POLICIES - Schedule of Annual Rate of Depreciation (Details)	12 Months Ended
Dec. 31, 2019
Factory and Other Building [Member]
Annual rate of depreciation	4.00%
Minimum [Member] | Machinery and Equipment [Member]
Annual rate of depreciation	7.00%
Minimum [Member] | Office Furniture and Equipment [Member]
Annual rate of depreciation	6.00%
Maximum [Member] | Machinery and Equipment [Member]
Annual rate of depreciation	33.00%
Maximum [Member] | Office Furniture and Equipment [Member]
Annual rate of depreciation	33.00%